Pay vs Performance Disclosure - USD ($)	11 Months Ended	12 Months Ended					40 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following tables and related disclosures have been prepared in accordance with Item 402(v) of Regulation S-K, and do not necessarily reflect the economic benefit actually earned, received or realized by our NEOs, the method by which the Compensation Committee makes compensation determinations or how the Compensation Committee views the link between the Company’s performance and compensation for NEOs. For example, a significant portion of “compensation actually paid,” or CAP, relates to changes in fair value of unvested awards over the course of each year, and the ultimate value realized by NEOs from unvested equity awards is not determined until the awards vest. We are providing the following information about the relationship between CAP to our principal executive officers, or PEOs (Peter Chapman from October 2021 through February 2025 and Niccolo de Masi from February 2025 to the present), and our other non-PEO NEOs, and certain financial performance of the Company. We refer to the Summary Compensation Table as the SCT. For further information on our executive compensation program and the Compensation Committee’s decision-making process in determining and approving our NEOs’ compensation, see the section above titled “Compensation Discussion and Analysis.”

							Value of Initial Fixed $100 Investment Based On:		(in millions)
Year	SCT Total for Chapman	SCT Total for de Masi	CAP of Chapman(1)	CAP of de Masi(1)	Average SCT Total for Non-PEO NEOs(2)	Average CAP to Non-PEO NEOs(1)	TSR(3)	Peer Group TSR(3)	Net Loss(4)	Revenue(5)
2025	$12,320,443	$89,581,725	$1,926,836	$134,178,807	$24,582,234	$16,612,114	$487.72	$213.36	$(510)	$130
2024	$22,675,566	N/A	$34,141,280	N/A	$956,619	$44,033,560	$454.02	$165.92	$(332)	$43
2023	$1,338,675	N/A	$27,789,873	N/A	$7,703,267	$17,333,958	$134.67	$121.68	$(158)	$22
2022	$8,482,288	N/A	$(41,018,462)	N/A	$5,911,916	$3,280,217	$37.50	$73.09	$(49)	$11
2021	$364,500	N/A	$24,903,634	N/A	$10,252,472	$25,618,719	$181.52	$113.81	$(106)	$2

(1)
Derived by adjusting the applicable executive’s SCT compensation as shown in the table below computed in accordance with FASB ASC 718 as of the end of the respective year, other than fair values of equity awards that vest in the covered year, which are valued as of the applicable vesting date. Amounts shown for non-PEO NEOs are presented on an averaged basis. The dollar amounts reported in these columns do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year.

Year	Category	SCT Total	Deduct SCT Equity Awards	Add Year End Value of Unvested Awards Granted In-Year	Add Change in Value of Unvested Awards Granted in Prior Years	Add Value of Awards Granted and Vested In-Year	Add Change in Value of Vested Awards Granted in Prior Years	Deduct Value of Awards Forfeited In-Year	Compensation "Actually Paid"
2025	Chapman	$12,320,443	$—	$—	$—	$—	$(6,056,691)	$(4,336,916)	$1,926,836
	de Masi	$89,581,725	$(88,287,225)	$129,085,112	$—	$3,863,520	$(64,325)	$—	$134,178,807
	Other NEOs	$24,582,234	$(24,077,969)	$21,480,220	$—	$1,133,637	$(3,276,283)	$(3,229,725)	$16,612,114
2024	Chapman	$22,675,566	$(12,169,873)	$12,245,146	$12,606,407	$—	$(1,215,966)	$—	$34,141,280
	Other NEOs	$956,619	$(550,617)	$1,593,455	$43,651,323	$180,769	$1,121,499	$(2,919,488)	$44,033,560
2023	Chapman	$1,338,675	$(413,054)	$413,054	$11,881,105	$—	$14,570,093	$—	$27,789,873
	Other NEOs	$7,703,267	$(7,069,086)	$6,093,040	$7,556,407	$74,498	$3,564,500	$(588,668)	$17,333,958
2022	Chapman	$8,482,288	$(7,718,738)	$3,036,544	$(30,362,467)	$548,964	$(15,005,053)	$—	$(41,018,462)
	Other NEOs	$5,911,916	$(5,730,905)	$3,003,473	$—	$95,733	$—	$—	$3,280,217
2021	Chapman	$364,500	$—	$—	$13,477,486	$—	$11,061,648	$—	$24,903,634
	Other NEOs	$10,252,472	$(10,020,193)	$19,396,434	$1,634,038	$3,527,982	$827,986	$—	$25,618,719

(2)
The non-PEO NEOs are: (i) for 2025, Inder M. Singh, Paul T. Dacier, Dean P. Acosta, Scott F. Millard and Thomas G. Kramer; (ii) for 2024, Mr. Kramer, Rima Alameddine and Jungsang King; (iii) for 2023, Ms. Alameddine, Messrs. Kramer and Kim and Christopher Monroe; (iv) for 2022, Ms. Alameddine and Laurie Babinski; and (v) for 2021, Messrs. Kim and Kramer.
(3)
Total Shareholder Return, or TSR, assumes $100 invested on October 1, 2021, including reinvestment of dividends. Our peer group is the Nasdaq Computer Index.
(4)
Represents the net loss as reported in the Company’s Annual Report on Form 10-K for the applicable year.
(5)
While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that revenue is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to company performance.

Company Selected Measure Name		Revenue
Named Executive Officers, Footnote
(2)
The non-PEO NEOs are: (i) for 2025, Inder M. Singh, Paul T. Dacier, Dean P. Acosta, Scott F. Millard and Thomas G. Kramer; (ii) for 2024, Mr. Kramer, Rima Alameddine and Jungsang King; (iii) for 2023, Ms. Alameddine, Messrs. Kramer and Kim and Christopher Monroe; (iv) for 2022, Ms. Alameddine and Laurie Babinski; and (v) for 2021, Messrs. Kim and Kramer.

Adjustment To PEO Compensation, Footnote
(1)
Derived by adjusting the applicable executive’s SCT compensation as shown in the table below computed in accordance with FASB ASC 718 as of the end of the respective year, other than fair values of equity awards that vest in the covered year, which are valued as of the applicable vesting date. Amounts shown for non-PEO NEOs are presented on an averaged basis. The dollar amounts reported in these columns do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year.

Year	Category	SCT Total	Deduct SCT Equity Awards	Add Year End Value of Unvested Awards Granted In-Year	Add Change in Value of Unvested Awards Granted in Prior Years	Add Value of Awards Granted and Vested In-Year	Add Change in Value of Vested Awards Granted in Prior Years	Deduct Value of Awards Forfeited In-Year	Compensation "Actually Paid"
2025	Chapman	$12,320,443	$—	$—	$—	$—	$(6,056,691)	$(4,336,916)	$1,926,836
	de Masi	$89,581,725	$(88,287,225)	$129,085,112	$—	$3,863,520	$(64,325)	$—	$134,178,807
	Other NEOs	$24,582,234	$(24,077,969)	$21,480,220	$—	$1,133,637	$(3,276,283)	$(3,229,725)	$16,612,114
2024	Chapman	$22,675,566	$(12,169,873)	$12,245,146	$12,606,407	$—	$(1,215,966)	$—	$34,141,280
	Other NEOs	$956,619	$(550,617)	$1,593,455	$43,651,323	$180,769	$1,121,499	$(2,919,488)	$44,033,560
2023	Chapman	$1,338,675	$(413,054)	$413,054	$11,881,105	$—	$14,570,093	$—	$27,789,873
	Other NEOs	$7,703,267	$(7,069,086)	$6,093,040	$7,556,407	$74,498	$3,564,500	$(588,668)	$17,333,958
2022	Chapman	$8,482,288	$(7,718,738)	$3,036,544	$(30,362,467)	$548,964	$(15,005,053)	$—	$(41,018,462)
	Other NEOs	$5,911,916	$(5,730,905)	$3,003,473	$—	$95,733	$—	$—	$3,280,217
2021	Chapman	$364,500	$—	$—	$13,477,486	$—	$11,061,648	$—	$24,903,634
	Other NEOs	$10,252,472	$(10,020,193)	$19,396,434	$1,634,038	$3,527,982	$827,986	$—	$25,618,719

Non-PEO NEO Average Total Compensation Amount		$ 24,582,234	$ 956,619	$ 7,703,267	$ 5,911,916	$ 10,252,472
Non-PEO NEO Average Compensation Actually Paid Amount		$ 16,612,114	44,033,560	17,333,958	3,280,217	25,618,719
Adjustment to Non-PEO NEO Compensation Footnote
(1)
Derived by adjusting the applicable executive’s SCT compensation as shown in the table below computed in accordance with FASB ASC 718 as of the end of the respective year, other than fair values of equity awards that vest in the covered year, which are valued as of the applicable vesting date. Amounts shown for non-PEO NEOs are presented on an averaged basis. The dollar amounts reported in these columns do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year.

Year	Category	SCT Total	Deduct SCT Equity Awards	Add Year End Value of Unvested Awards Granted In-Year	Add Change in Value of Unvested Awards Granted in Prior Years	Add Value of Awards Granted and Vested In-Year	Add Change in Value of Vested Awards Granted in Prior Years	Deduct Value of Awards Forfeited In-Year	Compensation "Actually Paid"
2025	Chapman	$12,320,443	$—	$—	$—	$—	$(6,056,691)	$(4,336,916)	$1,926,836
	de Masi	$89,581,725	$(88,287,225)	$129,085,112	$—	$3,863,520	$(64,325)	$—	$134,178,807
	Other NEOs	$24,582,234	$(24,077,969)	$21,480,220	$—	$1,133,637	$(3,276,283)	$(3,229,725)	$16,612,114
2024	Chapman	$22,675,566	$(12,169,873)	$12,245,146	$12,606,407	$—	$(1,215,966)	$—	$34,141,280
	Other NEOs	$956,619	$(550,617)	$1,593,455	$43,651,323	$180,769	$1,121,499	$(2,919,488)	$44,033,560
2023	Chapman	$1,338,675	$(413,054)	$413,054	$11,881,105	$—	$14,570,093	$—	$27,789,873
	Other NEOs	$7,703,267	$(7,069,086)	$6,093,040	$7,556,407	$74,498	$3,564,500	$(588,668)	$17,333,958
2022	Chapman	$8,482,288	$(7,718,738)	$3,036,544	$(30,362,467)	$548,964	$(15,005,053)	$—	$(41,018,462)
	Other NEOs	$5,911,916	$(5,730,905)	$3,003,473	$—	$95,733	$—	$—	$3,280,217
2021	Chapman	$364,500	$—	$—	$13,477,486	$—	$11,061,648	$—	$24,903,634
	Other NEOs	$10,252,472	$(10,020,193)	$19,396,434	$1,634,038	$3,527,982	$827,986	$—	$25,618,719

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

The following chart reflects the relationship between (i) the CAP of our PEOs and the average CAP of our NEOs other than the PEOs, (ii) our cumulative total shareholder return, or TSR, and (iii) the cumulative TSR of our peer group, in each case for the applicable year (except for TSR metrics, which in the case of 2021 begin with our public listing). For purposes of these charts, the amount reported as CAP of our PEOs during 2025 reflects the aggregate of the CAP of both persons serving as PEO during the applicable year.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Loss

The following chart reflects the relationship between (i) the CAP of our PEOs and the average CAP of our NEOs other than the PEOs and (ii) our net loss, in each case for the applicable year.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and Revenue

The following chart reflects the relationship between (i) the CAP of our PEOs and the average CAP of our NEOs other than the PEOs and (ii) our revenue, which is our Company-Selected Measure, in each case for the applicable year.

Tabular List, Table

Set forth below is a tabular list of the financial performance measure the Compensation Committee used to link the CAP of our NEOs in 2025 to our performance. Because fewer than three financial performance measures were used to link the CAP of our NEOs in 2025 to our performance, we list fewer than three measures below pursuant to Item 402(v)(6)(ii) of Regulation S-K.

Financial Performance Measure
Revenue (Company Selected Measure)

Total Shareholder Return Amount		$ 487.72	454.02	134.67	37.5	181.52
Peer Group Total Shareholder Return Amount		213.36	165.92	121.68	73.09	113.81
Net Income (Loss)		$ (510,000,000)	$ (332,000,000)	$ (158,000,000)	$ (49,000,000)	$ (106,000,000)
Company Selected Measure Amount		130,000,000	43,000,000	22,000,000	11,000,000	2,000,000
PEO Name	Niccolo de Masi						Peter Chapman
Chapman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 12,320,443	$ 22,675,566	$ 1,338,675	$ 8,482,288	$ 364,500
PEO Actually Paid Compensation Amount		1,926,836	34,141,280	27,789,873	(41,018,462)	24,903,634
De Masi [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		89,581,725
PEO Actually Paid Compensation Amount		134,178,807
PEO | Chapman [Member] | S C T Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(12,169,873)	(413,054)	(7,718,738)	0
PEO | Chapman [Member] | Year End Value Of Unvested Awards Granted In Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	12,245,146	413,054	3,036,544	0
PEO | Chapman [Member] | Change In Value Of Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	12,606,407	11,881,105	(30,362,467)	13,477,486
PEO | Chapman [Member] | Add Value Of Awards Granted And Vested In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	548,964	0
PEO | Chapman [Member] | Change In Value Of Vested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,056,691)	(1,215,966)	14,570,093	(15,005,053)	11,061,648
PEO | Chapman [Member] | Value Of Forfeited Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,336,916)	0	0	0	0
PEO | De Masi [Member] | S C T Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(88,287,225)
PEO | De Masi [Member] | Year End Value Of Unvested Awards Granted In Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		129,085,112
PEO | De Masi [Member] | Change In Value Of Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | De Masi [Member] | Add Value Of Awards Granted And Vested In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,863,520
PEO | De Masi [Member] | Change In Value Of Vested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(64,325)
PEO | De Masi [Member] | Value Of Forfeited Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | S C T Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(24,077,969)	(550,617)	(7,069,086)	(5,730,905)	(10,020,193)
Non-PEO NEO | Year End Value Of Unvested Awards Granted In Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		21,480,220	1,593,455	6,093,040	3,003,473	19,396,434
Non-PEO NEO | Change In Value Of Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	43,651,323	7,556,407	0	1,634,038
Non-PEO NEO | Add Value Of Awards Granted And Vested In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,133,637	180,769	74,498	95,733	3,527,982
Non-PEO NEO | Change In Value Of Vested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,276,283)	1,121,499	3,564,500	0	827,986
Non-PEO NEO | Value Of Forfeited Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (3,229,725)	$ (2,919,488)	$ (588,668)	$ 0	$ 0